UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust
(Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13,Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

     The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 950-9112

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Report to Stockholders.

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

A Series of the WP TRUST SEMI-ANNUAL REPORT May 31, 2023

WP Large Cap Income Plus Fund (Unaudited)

WP Large Cap Income Plus Fund Allocation of Portfolio Holdings (% of Net Assets) as of May 31, 2023

* Net Cash represents cash, cash equivalents and other assets, including options purchased, in excess of liabilities, which include options written.

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2023

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Large Cap Income Plus Fund	(1.14)%	9.42%	(3.57)%	1.93%
Dow Jones Industrial Average Index (B)	1.96%	11.27%	8.49%	10.47%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The WP Large Cap Income Plus Fund began investing in line with its stated objectives on December 4, 2013.

(B) The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.54% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 1

WP Large Cap Income Plus Fund

				Schedule of Investments
				May 31, 2023 (Unaudited)
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Banks
69,000	Bank of America Corporation +			$ 1,917,510
13,200	JPMorgan Chase & Co. +			1,791,372
60,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			396,600
43,600	Wells Fargo & Company +			1,735,716
				5,841,198	26.91%
Beverages
1,800	Diageo PLC - ADR +			302,436	1.39%
Biotechnology
175,000	ImmunityBio, Inc. * +			481,250	2.22%
Diversified Financial Services
3,900	Berkshire Hathaway Inc. - Class B * +			1,252,212	5.77%
Hotels, Restaurants & Leisure
1,000	McDonald's Corporation +			285,110	1.31%
Oil, Gas & Consumable Fuels
2,000	Chevron Corporation +			301,240
9,000	Exxon Mobil Corporation +			919,620
7,000	Occidental Petroleum Corporation +			403,620
				1,624,480	7.49%
Pharmaceuticals
95,000	Cronos Group Inc. (Canada) * +			166,250	0.77%
Road & Rails
25,000	FTAI Infrastructure Inc. +			81,250	0.37%
Software
12,800	Microsoft Corporation +			4,203,392	19.37%
Technology Hardware, Storage & Peripherals
27,000	Apple Inc. +			4,785,750	22.05%
Tobacco
43,000	Altria Group, Inc. +			1,910,060	8.80%
Trading Companies & Distributors
25,000	FTAI Aviation Ltd. +			701,250	3.23%
Total for Common Stocks (Cost $10,925,225)				21,634,638	99.68%
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
Call Options Purchased
ImmunityBio, Inc. *
December 15, 2023 Calls @ $10.00		2000	$2,000,000	30,000
Total for Options Purchased (Premiums Paid - $44,045)			$2,000,000	30,000	0.14%
Total Investment Securities (Cost $10,969,270)				21,664,638	99.82%
Other Assets in Excess of Liabilities				39,922	0.18%

Net Assets				$ 21,704,560	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
+ Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these
financial statements.

2023 Semi-Annual Report 2

WP Large Cap Income Plus Fund

		Schedule of Options Written
		May 31, 2023 (Unaudited)
CALL/PUT OPTIONS WRITTEN		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
January 19, 2024 Puts @ $3,300.00	10	$ 3,300,000	$ 44,450
Total Put Options Written (Premiums Received $62,116)		3,300,000	44,450
Total Options Written (Premiums Received $62,116)		$ 3,300,000	$ 44,450

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 3

WP Large Cap Income Plus Fund

Statement of Assets and Liabilities (Unaudited)
May 31, 2023

Assets:
Investment Securities at Fair Value*	$21,664,638
Cash	1,000
Deposit at Broker for Written Options	6,132
Receivable for Securities Sold	344,611
Dividends Receivable	39,656
Prepaid Expenses	10,225
Total Assets	22,066,262
Liabilities:
Options Written at Fair Value (Premiums Received $62,116)	44,450
Payable to Advisor	25,116
Payable to Administrator	2,751
Payable to Custodian	258,014
Payable to Chief Compliance Officer	973
Accrued Distribution and Service (12b-1) Fees	9,107
Other Accrued Expenses	21,291
Total Liabilities	361,702
Net Assets	$21,704,560
Net Assets Consist of:
Paid In Capital	$20,530,315
Total Distributable Earnings	1,174,245
Net Assets	$21,704,560

Net Asset Value, Offering and Redemption Price	$11.24

* Investments at Identified Cost	$10,969,270

Shares Outstanding (Unlimited number of shares	1,930,535
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 4

WP Large Cap Income Plus Fund

Statements of Operations (Unaudited)
For the six month period ended May 31, 2023

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $1,468)	$242,536
Total Investment Income	242,536
Expenses:
Management Fees	143,171
Distribution and Service (12b-1) Fees - Institutional Class	26,513
Administration Fees	16,753
Transfer Agent Fees & Accounting Fees	16,405
Audit Fees	9,287
Legal Fees	9,100
Miscellaneous Expense	7,280
Compliance Officer Expense	5,973
Interest Expense	5,870
Trustees Fees	4,938
Custody Fees	4,095
Registration Expense	2,002
Printing & Mailing Fees	1,496
Insurance Expense	570
Total Expenses	253,453

Net Investment Income (Loss)	(10,917)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	296,911
Net Realized Gain (Loss) on Options Purchased	(29,026)
Net Realized Gain (Loss) on Options Written	119,735
Net Change in Unrealized Appreciation (Depreciation) on Investments	(184,634)
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	14,881
Net Change in Unrealized Appreciation (Depreciation) on Options Written	(41,062)
Net Realized and Unrealized Gain (Loss) on Investments	176,805

Net Increase (Decrease) in Net Assets from Operations	$165,888

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 5

WP Large Cap Income Plus Fund

Statement of Cash Flows (Unaudited)
For the six month period ended May 31, 2023

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$165,888
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in) provided from operating activities:
Purchase of investments and options	(44,043)
Proceeds from disposition of investments and options	344,611
Purchase/sales of short-term investment securities, net	164,162
(Increase) decrease in dividends and interest receivable	2,224
(Increase) decrease in receivables for securities sold	(344,611)
(Increase) decrease in prepaid expenses	(7,564)
Premiums received from options written	62,116
Payments to cover options written	(30,394)
Increase (decrease) in accrued distribution (12b-1) fees	4,017
Increase (decrease) in accrued expenses	(6,345)
Increase (decrease) in payable to custodian	258,014
Return of capital received from investments	8,250
Net unrealized (appreciation) depreciation on investments and options	210,815
Net realized (gain) loss on investments and options	(387,620)
Net cash (used in)/provided from operating activities	399,520

Cash flows from financing activities:
Proceeds from Fund shares sold	333,593
Payment on Fund shares redeemed	(1,224,025	) *
Cash distributions paid	0
Net cash (used in)/provided from financing activities	(890,432)

Net increase (decrease) in cash	(490,912)

Cash:
Beginning of period	498,044
End of period	$7,132

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the period to the Statement of Assets and Liabilities:
Cash	$1,000
Deposits at broker for written options	$497,044

Reconciliation of restricted and unrestricted cash at the end of the period to the Statement of Assets and Liabilities:
Cash	$1,000
Deposits at broker for written options	$6,132

Interest paid by the Fund was $4,468. * Noncash financing activities not included herein consist of a decrease in payable for Fund shares redeemed of $13,619.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 6

WP Large Cap Income Plus Fund

Statements of Changes in Net Assets	(Unaudited)
	12/1/2022	12/1/2021
	to	to
	5/31/2023	11/30/2022
From Operations:
Net Investment Income (Loss)	$(10,917)	$(2,229)
Capital Gain Distributions from Investments	-	20,695
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	387,620	(2,698,234)
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	(210,815)	(5,396,359)
Net Increase (Decrease) in Net Assets from Operations	165,888	(8,076,127)

From Distributions to Shareholders:	-	(43,310)

From Capital Share Transactions:
Proceeds From Sale of Shares	333,593	1,239,023
Shares Issued on Reinvestment of Dividends	-	41,954
Cost of Shares Redeemed	(1,210,106)	(3,415,396)
Net Increase (Decrease) from Shareholder Activity	(876,513)	(2,134,419)
Net Increase (Decrease) in Net Assets	(710,625)	(10,253,856)

Net Assets at Beginning of Period	22,415,185	32,669,041

Net Assets at End of Period	$21,704,560	$22,415,185

Share Transactions:
Issued	30,622	102,360
Reinvested	-	2,686
Redeemed	(113,309)	(277,936)
Net Increase (Decrease) in Shares	(82,687)	(172,890)

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 7

WP Large Cap Income Plus Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2022		12/1/2021		12/1/2020		12/1/2019		12/1/2018		9/1/2018		9/1/2017
	to		to		to		to		to		to		to
	5/31/2023		11/30/2022		11/30/2021		11/30/2020		11/30/2019		11/30/2018	(e)	8/31/2018
Net Asset Value - Beginning of Period	$11.13		$14.94		$12.24		$16.71		$13.77		$14.69		$12.86
Net Investment Income (Loss)	(0.01)	(a)	(0.00)	(a)(f)	0.01	(a)	0.06	(a)	0.08	(a)	0.01	(a)	0.01
Net Gain (Loss) on Investments (Realized and Unrealized)	0.12		(3.79)		2.77		(4.08)		2.87		(0.93)		2.17
Total from Investment Operations	0.11		(3.79)		2.78		(4.02)		2.95		(0.92)		2.18
Distributions (From Net Investment Income)	-		(0.02)		(0.08)		(0.08)		(0.01)		-		(0.06)
Distributions (From Capital Gains)	-		-		-		(0.37)		-		-		(0.29)
Total Distributions	-		(0.02)		(0.08)		(0.45)		(0.01)		-		(0.35)
Net Asset Value - End of Period	$11.24		$11.13		$14.94		$12.24		$16.71		$13.77		$14.69
Total Return (b)	0.99%	*	(25.41)%		22.76%		(24.71)%		21.50%		(6.26)%	*	17.14%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$21,705		$22,415		$32,669		$29,647		$43,235		$34,626		$36,458
Ratio of Expenses to Average Net Assets (c) (d)	2.39%	**	2.54%		2.30%		2.75%		2.60%		2.75%	**	2.73%
Ratio of Net Investment Income to Average
Net Assets (d)	(0.10)%	**	(0.01)%		0.08%		0.53%		0.52%		0.21%	**	0.08%
Portfolio Turnover Rate	0.00%	*	2.24%		3.86%		8.38%		3.92%		0.26%	*	4.01%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) The ratios include interest expense of 0.06% during the six-month period ended May 31, 2023, 0.37% during the year ended November 30, 2022, 0.25% during the year ended November 30, 2021, 0.45% during the year ended November 30, 2020, 0.52% during the year ended November 30, 2019, 0.48% during the period ended November 30, 2018 and 0.33% during the year ended August 31, 2018.
(e) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.
(f) Amount is less than -$0.005.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS
WP LARGE CAP INCOME PLUS FUND
May 31, 2023
(Unaudited)

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The WP Large Cap Income Plus Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). As of May 31, 2023, there were 2 series authorized by the Trust. The Fund is a diversified Fund. The Fund’s investment objective is total return. The Fund’s investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Fund currently offers one class of shares, Institutional Class shares. The Fund commenced operations on October 10, 2013.

The Fund is an investment company that follows the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP"). The Fund follows the significant accounting policies described in this section.

SHARE VALUATION: The net asset value (“NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. For the Institutional Class, the offering price and redemption price per share is equal to the NAV per share.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 2.

OPTIONS: The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC’) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

2023 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

As of and during the six month period ended May 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six month period ended May 31, 2023, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

In addition, GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)). The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

OTHER: Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income and interest expenses, if any, are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS
PROCESSES AND STRUCTURE: The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

HIERARCHY OF FAIR VALUE INPUTS: The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in deter-

2023 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

mining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid or ask, it is generally categorized as a level 2 security. When market quotations are not readily available or when a Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures and are categorized as level 2 or level 3, as appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments. Listed derivatives, including purchased options and written options, will be valued at the mean of the bid and ask price on the primary exchange on which the option trades and are categorized a level 1 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades, or if the Valuation Designee determines that the mean of the bid and ask price does not accurately reflect the current value, or if the Valuation Designee determines that the mean of the bid and ask price does not accurately reflect the current value, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.

In accordance with the Trust's fair value pricing guidelines, the Fund's Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by a Fund's Valuation Committee is the price at which the security could reasonably be sold in a current market transaction. Methods that are in accord with this principle may, for example, be based on a multiple of earnings; a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or yield to maturity and credit spread with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Designee.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2023:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,634,638	$–	$–	$21,634,638
Options Purchased	30,000	–	–	30,000
Total	$21,664,638	$–	$–	$21,664,638

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$44,450	$–	$–	$44,450
Total	$44,450	$–	$–	$44,450

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets or liabilities during the six month period ended May 31, 2023.

3. DERIVATIVES TRANSACTIONS
The Fund has adopted a derivative risk management program under Rule 18f-4 of the 1940 Act which governs the Fund's use of derivative transactions. As part of the program, the Board has appointed a member of the Fund's Adviser as the derivatives risk manager. As of May 31, 2023, portfolio securities valued at

2023 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

$21,634,638, were held in a segregated account by the custodian as collateral for options written, as well as $6,132, which was held in deposit at the broker for collateral.

The average monthly notional value of options contracts purchased and written by the Fund for the six month period ended May 31, 2023, were as follows:

Derivative Type	Average Notional Value
Call Options Purchased	$571,429
Put Options Purchased	$942,857
Put Options Written	($3,300,000)

As of May 31, 2023, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts/Total
Call options purchased	Investments at Fair Value	$30,000
Total Assets		$30,000

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$44,450
Total Liabilities		$44,450

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended May 31, 2023, are recorded in the following location in the Statement of Operations:

Net Change in Unrealized
Appreciation (Depreciation) on:	Location	Equity Contracts/Total
Call Options Purchased	Options Purchased	($14,045)
Put Options Purchased	Options Purchased	$28,926
Put Options Written	Options Written	($41,062)
		($26,181)

Net Realized Gain (Loss) on:	Location	Equity Contracts/Total
Put Options Purchased	Options Purchased	($29,026)
Put Options Written	Options Written	$119,735
		$90,709

All open derivative positions at May 31, 2023, are reflected on the Fund's Schedule of Investments and Schedule of Options Written.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of May 31, 2023.

Liabilities:
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged(2)	of Liabilities

Options
Written	$44,450	$0	$44,450	$38,318	$6,132	$0

(1) Written options at value as presented in the Fund’s Schedule of Options Written.
(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

4.) INVESTMENT TRANSACTIONS
For the six month period ended May 31, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $0 and $344,611, respectively.

2023 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

5.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of the Fund’s average daily net assets. For the six month period ended May 31, 2023, the Adviser earned $143,171 in management fees. At May 31, 2023, the Fund owed the Adviser management fees of $25,116.

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50% . The contractual agreement expired on December 31, 2019, and was not renewed. As such, the Adviser did not waive any management fees as it relates to the Fund during the six month period ended May 31, 2023.

The Fund may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. There were no amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, as of or during the six month period ended May 31, 2023.

A managing member of the Adviser also serves as an Interested Trustee and Officer.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. The Fund incurred distribution and service (12b-1) fees of $26,513 for the six month period ended May 31, 2023. At May 31, 2023, the Fund owed distribution and service (12b-1) fees of $9,107.

Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Fund. For PFS’s services to the Fund, the Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800, plus reimbursement of out-of-pocket expenses. For its services, for the six month period ended May 31, 2023, PFS earned $16,753. At May 31, 2023, the Fund owed PFS administration fees of $2,751.

An officer of the Trust is also an officer of the Administrator.

6.) TAX MATTERS
For federal income tax purposes, at May 31, 2023, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

Cost of Investments	$10,969,270

Gross Unrealized Appreciation	$12,229,306
Gross Unrealized Depreciation	(1,533,938)
Net Unrealized Appreciation (Depreciation) on Investments	$10,695,368

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2022, the Fund’s most recent fiscal year end, were as follows:

2023 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

Accumulated Capital and Other Losses	$ (9,854,578)
Net Unrealized Appreciation	10,862,935
$ 1,008,357

As of November 30, 2022, accumulated capital and other losses include the following:

Deferred Late Year Ordinary Losses*	$5,737
Short Term Capital Loss Carryforward	$6,397,865
Long Term Capital Loss Carryforward	$3,450,976

* Under current tax law, late year ordinary losses incurred after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

During the fiscal year ended November 30, 2022, the Fund utilized capital loss carryforwards of $588,938.

In accordance with GAAP, the Fund has recorded reclassifications in the capital accounts. The reclassifications listed below have no impact on the net asset value of the Fund and are as a result of net operating losses. As of November 30, 2022, the Fund recorded reclassifications to increase (decrease) the capital account as follows:

Paid In Capital	($25,745)
Total Distributable Earnings	$25,745

The tax character of distributions paid during the six month period ended May 31, 2023 and the fiscal year ended November 30, 2022 were as follows:

	Six Months Ended	Fiscal Year Ended
	May 31, 2023	November 30, 2022
Ordinary Income	$ –	$ 43,310
Long-term Capital Gain	–	–
	$ –	$ 43,310

7.) COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2023, the Fund had 41.42% and 32.68%, respectively, of the value of its net assets invested in stocks within the Information Technology and Financials sectors.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

2023 Semi-Annual Report 14

DISCLOSURE OF EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to expenses of underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 1, 2022, and held through May 31, 2023.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Fund and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2022
	December 1, 2022	May 31, 2023	to May 31, 2023

Actual	$1,000.00	$1,009.88	$11.98

Hypothetical	$1,000.00	$1,013.01	$11.99
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2023 Semi-Annual Report 15

ADDITIONAL INFORMATION
May 31, 2023
(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Fund publicly files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-959-9260; and on the Commission’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-866-959-9260. This information is also available on the SEC’s web site at http://www.sec.gov.

APPROVAL OF MANAGEMENT AGREEMENT

At a meeting held on April 27, 2023, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Winning Points Advisors, LLC (“WPA” or the “Adviser”) in regard to the WP Large Cap Income Plus Fund (the “WP Fund”).

Independent Counsel (“Counsel”) reviewed a memorandum to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust, on behalf of the WP Fund and WPA. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the WP Fund; (iii) the costs of the services provided and profits to be realized by the Adviser from its relationship with the WP Fund; (iv) the extent to which economies of scale would be realized if the WP Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the WP Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration the information furnished for its review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the WP Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the WP Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) a report by the Adviser as to its investment philosophy, investment strategy, personnel, and operations; (v) compliance reports concerning the WP Fund and the Adviser; (vi) disclosure information contained in the registration statement of the WP Fund and the Form ADV Part 2A of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the WP Fund, information on investment advice, performance, summaries of the WP Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the WP Fund; and (iii) benefits to be realized by the Adviser from its relationship with the WP Fund. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors.

2023 Semi-Annual Report 16

Additional Information (Unaudited) - continued

(1) The nature, extent, and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities that the Adviser has under the Advisory Agreement with respect to WP Fund. The Board reviewed the services provided by the Adviser to the WP Fund including, without limitation, the Adviser’s investment strategies and techniques used in managing the WP Fund; and the anticipated marketing efforts to promote the WP Fund, grow assets, and assist in the distribution of WP Fund’s shares. The Board considered the Adviser’s staffing, personnel, and operations, the experience of the Adviser’s personnel, and the Adviser’s compliance program, policies, and procedures. The Board discussed the Adviser’s compliance program and its use of a compliance consulting firm to help monitor and oversee the Adviser’s compliance program. After reviewing the foregoing and further information from the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser was satisfactory and adequate for the WP Fund.

(2) Investment Performance of the WP Fund and the Adviser.

In considering the investment performance of the WP Fund and the Adviser, the Trustees compared the short- and long-term performance of the WP Fund with the performance of comparable funds with similar objectives managed by other investment advisers (i.e., the Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of the WP Fund with its investment objective and policies. The Trustees considered that the WP Fund underperformed the average and median in the Morningstar Large Value category for the one-, three- and five- year periods ended March 31, 2023. The Trustees next compared the WP Fund’s performance to a sub-set of the Morningstar Large Value category, Large Value funds with assets ranging from $5 to $50 million, noting that the WP Fund underperformed the average fund for the one-, three- and five- year periods ended March 31, 2023. The Trustees noted that the WP Fund was the worst performing Fund in the Morningstar Large Value category and the sub-set Morningstar category for the one-year period ended March 31, 2023.

The Trustees noted that the Adviser does not manage any separate accounts that are substantially similar to the strategies employed for the WP Fund. The Trustees considered the volatility experienced by the WP Fund over the past several years and the impact the Adviser’s use of options has had on the performance of the WP Fund, as these options repriced due to certain macroeconomic events. The Trustees expressed concern regarding the performance of the WP Fund and indicated that they would closely monitor the WP Fund’s performance and the Adviser’s efforts to improve performance going forward. The Trustees noted that the market conditions in the past two years, due to the continuing effects of the COVID pandemic and the war in Ukraine as well as inflationary effects, have increased the difficulty of achieving consistent, positive returns. The Trustee observed that increasing interest rates adversely effected the performance of certain of the WP Fund’s portfolio holdings in bank stocks and technology companies. The Trustees considered recent, favorable performance for the WP Fund compared to its benchmark index, noting that for the three-month period ended March 31, 2023, the WP Fund outperformed the Dow Jones Industrial Average Total Return Index. Based on the foregoing, the Board concluded that considering the WP Fund’s investment performance has trailed that of its Morningstar peers particularly over the most recent one-year period, the Board would continue to monitor performance going forward.

(3) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Fund.

In this regard, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the WP Fund’s operations by the Adviser and its principals; the expected asset level of the WP Fund; and the projected overall expenses of the WP Fund. The Trustees considered financial circumstances of the Adviser and discussed the financial stability. The Trustees considered the fees and expenses of the WP Fund (including the management fee) relative to its Morningstar category.

With respect to the Adviser’s management fee and overall expenses, the Trustees noted that the WP Fund has among the highest fees and expenses of funds in the Morningstar Large Value category. In considering the management fee for the WP Fund and the appropriateness thereof, the Board took into consideration the Adviser’s representations about the complexity of the investment strategies utilized for the WP Fund. The Board expressed the view that, in light of the level of the WP Fund’s management fees and net expense ratio compared to its peer funds, the Adviser should consider means to lower the overall net expense ratio of the WP Fund and also consider whether the WP Fund is viable given its small asset size. The Trustees also considered the Adviser’s policy to not charge a management fee at the Adviser’s separate account client account level for any assets invested in the WP Fund, which has the effect of reducing those shareholders’ total expenses. The Trustees observed that the Adviser was profitable with respect to the services it provides to the WP Fund.

2023 Semi-Annual Report 17

Additional Information (Unaudited) - continued

Upon further consideration and discussion of the foregoing, the Trustees concluded that the fees to be paid to the Adviser by the WP Fund were reasonable and within a range of what could have been negotiated at arms-length.

(4) The extent to which economies of scale would be realized as the WP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WP Fund’s investors.

In this regard, the Board considered the WP Fund’s fee arrangements with the Adviser. The Trustees noted that the Adviser’s fee arrangements with the WP Fund did not have a structure that reflected economies of scale and considered the Adviser’s willingness to consider an expense cap for the Fund if assets increase. The Trustees discussed other accounts managed by the Adviser, noting that the Adviser does not manage any separately managed accounts with substantially similar strategies as the WP Fund although the WP Fund’s advisory fee is typically higher than fees charged to separate accounts. Following further discussion of the WP Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the WP Fund’s fee arrangement, in light of all the facts and circumstances was reasonable.

(5) Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the WP Fund; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the WP Fund; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board in advising the WP Fund, other than the receipt of advisory fees under the Advisory Agreement and marketing benefit associated with managing a mutual fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the WP Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the WP Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the six month period ended May 31, 2023, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Adviser, who is the liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund, taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2023 Semi-Annual Report 18

WP TRUST
127 NW 13th Street
Suite 13
Boca Raton, FL 33432

INVESTMENT ADVISER
Winning Points Advisers, LLC
127 NW 13th Street
Suite 13
Boca Raton, FL 33432

FUND ADMINISTRATOR
Premier Fund Solutions, Inc.
1939 Friendship Drive
Suite C
El Cajon, CA 92020

TRANSFER AGENT AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

DISTRIBUTOR
Arbor Court Capital, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 Water Street
Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 8/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 8/1/2023

By: /s/James Craft James Craft Chief Financial Officer

Date: 8-1-2023